Fair Value Measurements (Details 2) - Level 3 [Member]	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value as Of December 31, 2014 | $	$ 266,524
Valuation Techniques	Black-Scholes Option Pricing Model
Unobservable Inputs	Fair value of Preferred Stock
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted-Average), per shares	$ 1.10
Volatility	37.70%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (Weighted-Average), per shares	$ (1.10)
Volatility	(37.70%)